18. SHARE-BASED PAYMENT (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	R$ 63.92	R$ 60.96
Weighted average remaining vesting	5 months	17 months
Amount recognized expenses	R$ 45,219	R$ 38,424
Capital reserve	R$ 142,080	R$ 192,845
Weighted average fair value of the outstanding options	R$ 4.84	R$ 10.03
Fair value of share-based compensatio	R$ 223,191	R$ 223,011
Non-current liabilities	R$ 21,521	R$ 11,761
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining vesting	1 year
Increasing the limit of grants	0.50%
Top Of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining vesting	4 years
Increasing the limit of grants	2.50%